Document and Entity Information - USD ($)	12 Months Ended
	Sep. 30, 2018	Nov. 13, 2018	Mar. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	UGI CORP /PA/
Document Type	0000884614
Document Period End Date	8-K
Amendment Flag	Sep. 30, 2018
Document Fiscal Year Focus	false
Document Fiscal Period Focus	2018
Current Fiscal Year End Date	FY
Entity Current Reporting Status	Yes
Entity Filer Category	--09-30
Entity Public Float			$ 7,648,020,563
Entity Common Stock, Shares Outstanding		173,846,575